Issued Capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Par value per common share	$ 0	$ 0
Preference shares outstanding	0	0
At The Market Equity Program [Member]
Statement [Line Items]
Maximum value of common shares that can be issued under the at-the-market equity program	$ 300